Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 156,723,779	$ 158,005,373
Payments on behalf of third parties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	12,092,323	11,866,190
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	37,307	64,557
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	369,159	161,536
Tax Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	32,254,506	38,000,688
Payments made in Advance
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	56,981,993	39,021,353
Advances for Purchase of Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	8,404,339	27,346,089
Investment properties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	10,687,666	10,309,664
Other Sundry Assets Measured at Cost
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	24,219,152	20,420,894
Assets Taken in Defense of Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	405,766	630,457
Contract Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	4,959,621	2,336,053
Others
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 6,311,947	$ 7,847,892